Prepaid land use rights	12 Months Ended
Dec. 31, 2017
Prepaid land use rights
Prepaid land use rights

14.  Prepaid land use rights

The prepaid land use rights of the Company represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Cost	600,904	615,121
Less: accumulated amortization	(64,541)	(76,977)

Net book value	536,363	538,144

Current portion of prepaid land use rights (recorded in other current assets)	12,155	12,821
Non-current portion of prepaid land use rights	524,208	525,323

Total	536,363	538,144

As of December 31, 2017, the Company pledged land use rights with net book value of RMB 69,043 in Shanghai Jinglong Solar Technology Co., Ltd to secure a short-term bank borrowing of RMB 44,938 from Industrial and Commercial Bank of China; the Company pledged land use rights with net book value of RMB 8,231 to secure a short-term bank borrowing of RMB 35,000 from Bank of Jiangsu; the Company pledged land use rights with net book value of RMB 24,328 to secure a short-term bank borrowing of RMB 45,000 from China Construction Bank; the Company pledged land use rights with net book value of RMB 7,929 to secure a short-term bank borrowing of RMB 50,000 from China Everbright Bank; the Company pledged land use rights with net book value of RMB 200,315 to secure a long-term entrusted loan of RMB 1,152,000; the Company pledged land use rights with net book value of RMB 40,661 to secure a long-term bank borrowing of RMB 150,000 from Bank of Tianjin; the Company pledged land use rights with net book value of RMB 69,043 to secure a long-term bank borrowing of RMB 84,000 from Industrial and Commercial Bank of China.